Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Parenthetical) (Detail) - Government National Mortgage Association [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 days past due purchased from Government National Mortgage Association mortgage pools, classified as current	$ 791	$ 1,400
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools, classified as current	1,500	1,800
Interest income on nonperforming loans	16	23
Interest income on nonperforming loans if based on original contractual terms	$ 34	$ 45